Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 29,898	₩ 35,948	₩ 30,084
Fees and commissions	259,024	215,613	230,412
Lease expenses	1,179	1,125	920
Salaries	40,315	35,532	32,340
Expenses related to defined contribution plans	2,181	2,067	1,968
Employee benefits	3,895	3,390	3,329
Depreciation	5,145	4,570	3,783
Amortization	1,917	1,748	1,137
Other expenses	3,733	3,361	2,944
Total	77,614	75,631	62,400
Selling, general and administrative expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	29,898	35,948	30,084
Fees and commissions	15,909	13,959	13,928
Lease expenses	646	530	460
Salaries	17,598	15,491	11,761
Expenses related to defined contribution plans	783	729	585
Employee benefits	1,972	1,598	1,419
Depreciation	2,976	2,166	1,424
Amortization	1,155	930	597
Other expenses	6,677	4,280	2,142
Total	₩ 77,614	₩ 75,631	₩ 62,400